Significant accounting policies - Assets Held For Sale And Discontinued Operations (Details) - Fidelta - EUR (€)	Apr. 01, 2021	Jan. 04, 2021
Assets Held For Sale And Discontinued Operations Accounting Policies
Total Consideration		€ 37,100,000
Purchase Commitments Term	3 years